Income Taxes (Components Of The Provision For Federal And State Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Currently payable, Federal	$ 5,949	$ 26,130	$ 32,148
State taxes currently payable		109	(273)
Deferred, Federal	22,378	(8,333)	(6,745)
Deferred, State	8,382	(3,564)	(2,187)
Valuation allowance, State	(2,294)	2,294
Total	$ 34,415	$ 16,636	$ 22,943